Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Roll Forward of provisions for reclamation and waste disposal

	Reclamation	Waste disposal	Total

Beginning of year	$1,053,892	$9,460	$1,063,352
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment	22,151	-	22,151
Recognized in earnings	2,732	645	3,377
Provisions used during the period	(31,933)	(457)	(32,390)
Unwinding of discount [note 19]	20,634	155	20,789
Effect of movements in exchange rates	(16,801)	-	(16,801)

End of period	$1,050,675	$9,803	$1,060,478

Current	$54,806	$1,442	$56,248
Non-current	995,869	8,361	1,004,230

	$1,050,675	$9,803	$1,060,478

Reclamation provisions

	2019	2018

Uranium	$831,352	$828,781
Fuel services	219,323	225,111

Total	$1,050,675	$1,053,892